The Saratoga Advantage Trust

Supplement dated November 25, 2008 to the Class A Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SUMMARY OF TRUST EXPENSES” beginning on page 59 of the Prospectus.  The last sentence of the footnote in the “** EXPENSE WAIVERS AND REIMBURSEMENTS AND NET EXPENSES” paragraph is deleted in its entirety and replaced with the following:

The following are the Expense Caps for the Class A shares for each of the Portfolios: U. S. Government Money Market, 2.15%; Investment Quality Bond, 2.30%; Municipal Bond, 2.30%; Large Capitalization Value, 3.00%; Large Capitalization Growth, 3.00%; Mid Capitalization, 3.00%; Small Capitalization, 3.00%; International Equity, 3.30%; Health & Biotechnology, 3.40%; Technology & Communications, 3.40%; Financial Services, 3.40%; and Energy & Basic Materials, 3.40%.

* * * * *

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 8 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Portfolio is advised by Oppenheimer Capital LLC (“Oppenheimer Capital”). The Portfolio is managed by a management team consisting of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Gerald E. Thunelius, Martin Fetherston and Michael T. Allen.   Mr. Thunelius is a Senior Vice President and Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in its fixed income group.  Prior to joining Oppenheimer Capital in December 2006, Mr. Thunelius was Chief Investment Officer at Gartmore Morley Financial from February 2006 through December 2006. Prior to that he was with the Dreyfus Corporation from 1989 through 2005, where he was the Director of Taxable Fixed Income from 1999 though 2005.  Mr. Fetherston is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2007, he was a portfolio manager for First Investors Management Company where he managed the investment grade and corporate bonds portfolios since 2006.  From 2001 to 2005, Mr. Fetherston was a senior portfolio manager at the Dreyfus Corporation.  He is a CFA charterholder and a member of both the CFA Institute and the New York Society of Security Analysts.   Mr. Allen is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2008, he was a PIMCO portfolio specialist for Allianz Global Investors Distributors from January 2007 to October 2008.  Formerly, Mr. Allen was a financial consultant with Robert J. Reby & Company during 2005 to 2007 and held asset management and analyst positions at Dreyfus Corporation from August 2003 to June 2005.  Mr. Allen holds an MBA in Finance from New York University’s Stern School of Business and a BS in Finance from Pennsylvania State University.  He is a member of both the CFA Institute and the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 25, 2008 to the Class B Shares Prospectus Dated December 31, 2007, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SUMMARY OF TRUST EXPENSES” beginning on page 60 of the Prospectus.  The last sentence of the footnote in the “** EXPENSE WAIVERS AND REIMBURSEMENTS AND NET EXPENSES” paragraph is deleted in its entirety and replaced with the following:

The following are the Expense Caps for the Class B shares for each of the Portfolios: U. S. Government Money Market, 2.75%; Investment Quality Bond, 2.90%; Municipal Bond, 2.90%; Large Capitalization Value, 3.60%; Large Capitalization Growth, 3.60%; Mid Capitalization, 3.60%; Small Capitalization, 3.60%; International Equity, 3.90%; Health & Biotechnology, 4.00%; Technology & Communications, 4.00%; Financial Services, 4.00%; and Energy & Basic Materials, 4.00%.

* * * * *

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 8 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Portfolio is advised by Oppenheimer Capital LLC (“Oppenheimer Capital”). The Portfolio is managed by a management team consisting of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Gerald E. Thunelius, Martin Fetherston and Michael T. Allen.   Mr. Thunelius is a Senior Vice President and Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in its fixed income group.  Prior to joining Oppenheimer Capital in December 2006, Mr. Thunelius was Chief Investment Officer at Gartmore Morley Financial from February 2006 through December 2006. Prior to that he was with the Dreyfus Corporation from 1989 through 2005, where he was the Director of Taxable Fixed Income from 1999 though 2005.  Mr. Fetherston is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2007, he was a portfolio manager for First Investors Management Company where he managed the investment grade and corporate bonds portfolios since 2006.  From 2001 to 2005, Mr. Fetherston was a senior portfolio manager at the Dreyfus Corporation.  He is a CFA charterholder and a member of both the CFA Institute and the New York Society of Security Analysts.   Mr. Allen is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2008, he was a PIMCO portfolio specialist for Allianz Global Investors Distributors from January 2007 to October 2008.  Formerly, Mr. Allen was a financial consultant with Robert J. Reby & Company during 2005 to 2007 and held asset management and analyst positions at Dreyfus Corporation from August 2003 to June 2005.  Mr. Allen holds an MBA in Finance from New York University’s Stern School of Business and a BS in Finance from Pennsylvania State University.  He is a member of both the CFA Institute and the New York Society of Security Analysts.

Please retain this supplement for future reference.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 25, 2008 to the Class C Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SUMMARY OF TRUST EXPENSES” beginning on page 59 of the Prospectus.  The last sentence of the footnote in the “** EXPENSE WAIVERS AND REIMBURSEMENTS AND NET EXPENSES” paragraph is deleted in its entirety and replaced with the following:

The following are the Expense Caps for the Class C shares for each of the Portfolios: U. S. Government Money Market, 2.75%; Investment Quality Bond, 2.90%; Municipal Bond, 2.90%; Large Capitalization Value, 3.60%; Large Capitalization Growth, 3.60%; Mid Capitalization, 3.60%; Small Capitalization, 3.60%; International Equity, 3.90%; Health & Biotechnology, 4.00%; Technology & Communications, 4.00%; Financial Services, 4.00%; and Energy & Basic Materials, 4.00%.

* * * * *

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 8 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Portfolio is advised by Oppenheimer Capital LLC (“Oppenheimer Capital”). The Portfolio is managed by a management team consisting of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Gerald E. Thunelius, Martin Fetherston and Michael T. Allen.   Mr. Thunelius is a Senior Vice President and Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in its fixed income group.  Prior to joining Oppenheimer Capital in December 2006, Mr. Thunelius was Chief Investment Officer at Gartmore Morley Financial from February 2006 through December 2006. Prior to that he was with the Dreyfus Corporation from 1989 through 2005, where he was the Director of Taxable Fixed Income from 1999 though 2005.  Mr. Fetherston is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2007, he was a portfolio manager for First Investors Management Company where he managed the investment grade and corporate bonds portfolios since 2006.  From 2001 to 2005, Mr. Fetherston was a senior portfolio manager at the Dreyfus Corporation.  He is a CFA charterholder and a member of both the CFA Institute and the New York Society of Security Analysts.   Mr. Allen is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2008, he was a PIMCO portfolio specialist for Allianz Global Investors Distributors from January 2007 to October 2008.  Formerly, Mr. Allen was a financial consultant with Robert J. Reby & Company during 2005 to 2007 and held asset management and analyst positions at Dreyfus Corporation from August 2003 to June 2005.  Mr. Allen holds an MBA in Finance from New York University’s Stern School of Business and a BS in Finance from Pennsylvania State University.  He is a member of both the CFA Institute and the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 25, 2008 to the Class I Shares Prospectus Dated January 31, 2008, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “SUMMARY OF TRUST EXPENSES” beginning on page 59 of the Prospectus.  The last sentence of the footnote in the “** EXPENSE WAIVERS AND REIMBURSEMENTS AND NET EXPENSES” paragraph is deleted in its entirety and replaced with the following:

The following are the Expense Caps for the Class I shares for each of the Portfolios: U. S. Government Money Market, 1.75%; Investment Quality Bond, 1.90%; Municipal Bond, 1.90%; Large Capitalization Value, 2.60%; Large Capitalization Growth, 2.60%; Mid Capitalization, 2.60%; Small Capitalization, 2.60%; International Equity, 2.90%; Health & Biotechnology, 3.00%; Technology & Communications, 3.00%; Financial Services, 3.00%; and Energy & Basic Materials, 3.00%.

* * * * *

Reference is made to the section entitled “MUNICIPAL BOND PORTFOLIO”, “THE ADVISER” located on page 8 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

THE ADVISER

The Portfolio is advised by Oppenheimer Capital LLC (“Oppenheimer Capital”). The Portfolio is managed by a management team consisting of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Portfolio are Gerald E. Thunelius, Martin Fetherston and Michael T. Allen. Mr. Thunelius is a Senior Vice President and Director of Fixed Income Management for Oppenheimer Capital and a portfolio manager/analyst in its fixed income group.  Prior to joining Oppenheimer Capital in December 2006, Mr. Thunelius was Chief Investment Officer at Gartmore Morley Financial from February 2006 through December 2006. Prior to that he was with the Dreyfus Corporation from 1989 through 2005, where he was the Director of Taxable Fixed Income from 1999 though 2005.  Mr. Fetherston is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2007, he was a portfolio manager for First Investors Management Company where he managed the investment grade and corporate bonds portfolios since 2006.  From 2001 to 2005, Mr. Fetherston was a senior portfolio manager at the Dreyfus Corporation.  He is a CFA charterholder and a member of both the CFA Institute and the New York Society of Security Analysts.  Mr. Allen is a Vice President and portfolio manager/analyst in Oppenheimer Capital’s fixed income group.  Prior to joining Oppenheimer Capital in 2008, he was a PIMCO portfolio specialist for Allianz Global Investors Distributors from January 2007 to October 2008.  Formerly, Mr. Allen was a financial consultant with Robert J. Reby & Company during 2005 to 2007 and held asset management and analyst positions at Dreyfus Corporation from August 2003 to June 2005.  Mr. Allen holds an MBA in Finance from New York University’s Stern School of Business and a BS in Finance from Pennsylvania State University.  He is a member of both the CFA Institute and the New York Society of Security Analysts.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated November 25, 2008

to the

Statement of Additional Information

Dated January 31, 2008 of the Saratoga Advantage Trust

Reference is made to the section entitled “MANAGEMENT AND OTHER SERVICES” beginning on page 38 of the Statement of Additional Information (“SAI”).   The second table under this section pertaining to voluntary limiting the Portfolios’ annual operating expenses is deleted in its entirety and replaced with the following table:

Name of Portfolio	Class I Shares	Class A Shares	Class B Shares	Class C Shares
Large Capitalization Growth	2.60%	3.00%	3.60%	3.60%
Large Capitalization Value	2.60	3.00	3.60	3.60
Mid Capitalization	2.60	3.00	3.60	3.60
Small Capitalization	2.60	3.00	3.60	3.60
International Equity	2.90	3.30	3.90	3.90
Investment Quality Bond	1.90	2.30	2.90	2.90
Municipal Bond	1.90	2.30	2.90	2.90
U.S. Government Money Market	1.75	2.15	2.75	2.75
Health & Biotechnology	3.00	3.40	4.00	4.00
Technology & Communications Portfolio	3.00	3.40	4.00	4.00
Financial Services Portfolio	3.00	3.40	4.00	4.00
Energy & Basic Materials	3.00	3.40	4.00	4.00

* * * * *

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 41 of the SAI. The information pertaining to Matthew Greenwald of Oppenheimer Capital LLC located on page 42 is deleted in its entirety and replaced with the following information, which is provided as of August 31, 2008:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Gerald E. Thunelius Oppenheimer Capital LLC	Municipal Bond Portfolio	3	$3,520.8	0	$0	55	$1,224.4	$4,745.2
Martin Fetherston Oppenheimer Capital LLC	Municipal Bond Portfolio	3	$3,520.8	0	$0	55	$1,224.4	$4,745.2
Michael T. Allen Oppenheimer Capital LLC	Municipal Bond Portfolio	0	0	0	0	0	0	0

* * * * *

Reference is made to the section entitled “Compensation” beginning on page 45 of the SAI.  The information contained in the second through fourth paragraphs in this section is deleted in its entirety and replaced with the following:

Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, and a benefits package. Key investment professionals are also eligible to participate in the Firms long-term incentive program.  Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in its local area.

Each portfolio manager’s compensation may consist of the following elements:

Base salary. Each portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm’s intentions are to be competitive in light of the portfolio manager’s experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. Each portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual’s cash compensation and is based in part on pre-tax performance against the Fund’s relevant benchmark or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, the Firm utilizes two long-term incentive plans.  The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors.  The second plan is a deferred retention award for key investment professionals.  The deferred retention award typically vests over a three year period and is invested in the fund(s) that the individual manages.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

* * * * *

Reference is made to the section entitled “Ownership of Securities” beginning on page 48 of the SAI.  The information related to Mr. Greenwald is deleted in its entirety and replaced with the following information, which is provided as of August 31, 2008:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Gerald E. Thunelius	Municipal Bond Portfolio	None
Martin Fetherston	Municipal Bond Portfolio	None
Michael T. Allen	Municipal Bond Portfolio	None

Please retain this supplement for future reference.